Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

8. CONVERTIBLE NOTES PAYABLE

On May 9, 2018, the Company issued an eighteen-month term unsecured convertible promissory note (the "Yu and Wei Note") in an aggregate principal amount of $300,000 to Guoliang Yu and Yingfei Wei Family Trust (the "Yu and Wei"), pursuant to which the Company received $300,000. The Yu and Wei Note bears interest at 8% per annum. The Company shall pay to the Yu and Wei an amount in cash representing all outstanding principal and accrued and unpaid interest on the Eighteenth (18) month anniversary of the issuance date of the Yu and Wei Note, which is on November 8, 2019. In the event that the Company raises gross proceeds from the sale of its common stock of at least $5,000,000 (an "Equity Offering") then within five days of the closing for such offering, the Company must repay the outstanding amount of this Yu and Wei Note. At any time from the date hereof until this Yu and Wei Note has been satisfied, the Yu and Wei may convert the unpaid and outstanding principal plus any accrued and unpaid interest and or default interest, if any, into shares of the Company's common stock at a conversion price (the "Conversion Price") equal to the lower of (i) $2.00 per share (the "Fixed Conversion Price"), subject to adjustment or (ii) 80% of the per share offering price (the "Alternative Conversion Price") of any completed equity offering of the Company in an amount exceeding $500,000 that occurs when any part of the Yu and Wei Note is outstanding, subject to adjustments set forth in the Yu and Wei Note. In accordance with FASB ASC 470-20, the Company recognized none of the intrinsic value of embedded beneficial conversion feature present in the Yu and Wei Note as of March 31, 2019.

On June 27, 2018, the Company issued an eighteen-month term unsecured convertible promissory note (the "Keypoint Note") in the aggregate principal amount of $250,000 to Keypoint Technology Ltd. ("Keypoint"), a related party, pursuant to which the Company received $250,000. The Keypoint Note bears interest at 8% per annum. The Company shall pay to the Keypoint an amount in cash representing all outstanding principal and accrued and unpaid interest on the Eighteenth (18) month anniversary of the issuance date of the Keypoint Note, which is on December 26, 2019. In the event that the Company raises gross proceeds from the sale of its common stock of at least $5,000,000 (an "Equity Offering") then within five days of the closing for such offering, the Company must repay the outstanding amount of this Keypoint Note. At any time from the date hereof until this Keypoint Note has been satisfied, Keypoint may convert the unpaid and outstanding principal plus any accrued and unpaid interest and or default interest, if any, into shares of the Company's common stock at a conversion price (the "Conversion Price") equal to the lower of (i) $2.00 per share (the "Fixed Conversion Price"), subject to adjustment or (ii) 80% of the per share offering price (the "Alternative Conversion Price") of any completed equity offering of the Company in an amount exceeding $500,000 that occurs when any part of the Keypoint Note is outstanding, subject to adjustments set forth in the Keypoint Note. In accordance with FASB ASC 470-20, the Company recognized none of the intrinsic value of embedded beneficial conversion feature present in the Keypoint Note as of March 31, 2019.

On August 25, 2018, the Company issued an eighteen-month term unsecured convertible promissory note (the "Odaira Note") in the aggregate principal amount of $250,000 to the Company's director, Yoshinobu Odaira. ("Odaira), pursuant to which the Company received $250,000 on November 29, 2018. The Odaira Note bears interest at 8% per annum. The Company shall pay to the Odaira an amount in cash representing all outstanding principal and accrued and unpaid interest on the Eighteenth (18) month anniversary of the issuance date of the Odaira Note, which is on February 24, 2020. In the event that the Company raises gross proceeds from the sale of its common stock of at least $5,000,000 (an "Equity Offering") then within five days of the closing for such offering, the Company must repay the outstanding amount of this Odaira Note. At any time from the date hereof until this Odaira Note has been satisfied, Odaira may convert the unpaid and outstanding principal plus any accrued and unpaid interest and or default interest, if any, into shares of the Company's common stock at a conversion price (the "Conversion Price") equal to the lower of (i) $2.00 per share (the "Fixed Conversion Price"), subject to adjustment or (ii) 80% of the per share offering price (the "Alternative Conversion Price") of any completed equity offering of the Company in an amount exceeding $500,000 that occurs when any part of the Odaira Note is outstanding, subject to adjustments set forth in the Odaira Note. In accordance with FASB ASC 470-20, the Company recognized none of the intrinsic value of embedded beneficial conversion feature present in the Odaira Note as of March 31, 2019.

As of March 31, 2019 and December 31, 2018, the aggregate carrying values of the convertible debentures were $800,000 and accrued convertible interest was $43,467 and $27,467, respectively.

Total interest expenses in connection with the above convertible notes payable were $16,000 and $0 for the three months ended March 31 2019 and 2018, respectively.

7. CONVERTIBLE NOTES PAYABLE

On May 9, 2018, the Company issued an eighteen-month term unsecured convertible promissory note (the "Yu and Wei Note") in an aggregate principal amount of $300,000 to Guoliang Yu and Yingfei Wei Family Trust (the "Yu and Wei"), pursuant to which the Company received $300,000. The Yu and Wei Note bears interest at 8% per annum. The Company shall pay to the Yu and Wei an amount in cash representing all outstanding principal and accrued and unpaid interest on the Eighteenth (18) month anniversary of the issuance date of the Yu and Wei Note, which is on November 8, 2019. In the event that the Company raises gross proceeds from the sale of its common stock of at least $5,000,000 (an "Equity Offering") then within five days of the closing for such offering, the Company must repay the outstanding amount of this Yu and Wei Note. At any time from the date hereof until this Yu and Wei Note has been satisfied, the Yu and Wei may convert the unpaid and outstanding principal plus any accrued and unpaid interest and or default interest, if any, into shares of the Company's common stock at a conversion price (the "Conversion Price") equal to the lower of (i) $2.00 per share (the "Fixed Conversion Price"), subject to adjustment or (ii) 80% of the per share offering price (the "Alternative Conversion Price") of any completed equity offering of the Company in an amount exceeding $500,000 that occurs when any part of the Yu and Wei Note is outstanding, subject to adjustments set forth in the Yu and Wei Note. In accordance with FASB ASC 470-20, the Company recognized none of the intrinsic value of embedded beneficial conversion feature present in the Yu and Wei Note as of December 31, 2018.

On June 27, 2018, the Company issued an eighteen-month term unsecured convertible promissory note (the "Keypoint Note") in the aggregate principal amount of $250,000 to Keypoint Technology Ltd. ("Keypoint"), a related party, pursuant to which the Company received $250,000. The Keypoint Note bears interest at 8% per annum. The Company shall pay to the Keypoint an amount in cash representing all outstanding principal and accrued and unpaid interest on the Eighteenth (18) month anniversary of the issuance date of the Keypoint Note, which is on December 26, 2019. In the event that the Company raises gross proceeds from the sale of its common stock of at least $5,000,000 (an "Equity Offering") then within five days of the closing for such offering, the Company must repay the outstanding amount of this Keypoint Note. At any time from the date hereof until this Keypoint Note has been satisfied, Keypoint may convert the unpaid and outstanding principal plus any accrued and unpaid interest and or default interest, if any, into shares of the Company's common stock at a conversion price (the "Conversion Price") equal to the lower of (i) $2.00 per share (the "Fixed Conversion Price"), subject to adjustment or (ii) 80% of the per share offering price (the "Alternative Conversion Price") of any completed equity offering of the Company in an amount exceeding $500,000 that occurs when any part of the Keypoint Note is outstanding, subject to adjustments set forth in the Keypoint Note. In accordance with FASB ASC 470-20, the Company recognized none of the intrinsic value of embedded beneficial conversion feature present in the Keypoint Note as of December 31, 2018.

On August 25, 2018, the Company issued an eighteen-month term unsecured convertible promissory note (the "Odaira Note") in the aggregate principal amount of $250,000 to the Company's director, Yoshinobu Odaira. ("Odaira), pursuant to which the Company received $250,000 on November 29, 2018. The Odaira Note bears interest at 8% per annum. The Company shall pay to the Odaira an amount in cash representing all outstanding principal and accrued and unpaid interest on the Eighteenth (18) month anniversary of the issuance date of the Odaira Note, which is on February 24, 2020. In the event that the Company raises gross proceeds from the sale of its common stock of at least $5,000,000 (an "Equity Offering") then within five days of the closing for such offering, the Company must repay the outstanding amount of this Odaira Note. At any time from the date hereof until this Odaira Note has been satisfied, Odaira may convert the unpaid and outstanding principal plus any accrued and unpaid interest and or default interest, if any, into shares of the Company's common stock at a conversion price (the "Conversion Price") equal to the lower of (i) $2.00 per share (the "Fixed Conversion Price"), subject to adjustment or (ii) 80% of the per share offering price (the "Alternative Conversion Price") of any completed equity offering of the Company in an amount exceeding $500,000 that occurs when any part of the Odaira Note is outstanding, subject to adjustments set forth in the Odaira Note. In accordance with FASB ASC 470-20, the Company recognized none of the intrinsic value of embedded beneficial conversion feature present in the Odaira Note as of December 31, 2018.

As of December 31, 2018, the aggregate carrying values of the convertible debentures and accrued convertible interest were $800,000 and $27,467, respectively. Interest expense was $27,467 and $0 for the years ended December 31, 2018 and 2017, respectively.